DERIVATIVE LIABILITIES (Details 2) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
DERIVATIVE LIABILITIES
Day one loss due to derivative liabilities on convertible note	$ 51,580	$ 0	$ 54,863	$ 2,935
Gain on change in fair value of the derivative liabilities	180,269	(5,634)	(87,203)	1,306
Total	$ (231,849)	$ (5,634)	$ (32,340)	$ 4,241